Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Minimum [Member] | Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Minimum [Member] | Plant and machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Furniture and fixture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Computers and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Plant and machinery [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Furniture and fixture [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Computers and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years